Quarterly Holdings Report
for
Fidelity® GNMA Fund
October 31, 2021
MOG-NPRT1-1221
1.809097.118
U.S. Government and Government Agency Obligations - 0.6%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 0.6%
U.S. Treasury Notes:
1.125% 8/31/28 (b)	4,812	4,707
1.25% 8/15/31 (b)(c)	16,700	16,228

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $21,132)		20,935

U.S. Government Agency - Mortgage Securities - 105.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 0.1%
12 month U.S. LIBOR + 1.460% 2.016% 1/1/35 (d)(e)	41	43
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (d)(e)	12	12
12 month U.S. LIBOR + 1.530% 1.91% 3/1/36 (d)(e)	42	44
12 month U.S. LIBOR + 1.620% 1.875% 5/1/35 (d)(e)	115	121
12 month U.S. LIBOR + 1.620% 1.954% 3/1/33 (d)(e)	53	55
12 month U.S. LIBOR + 1.630% 1.955% 11/1/36 (d)(e)	61	64
12 month U.S. LIBOR + 1.640% 2.096% 6/1/47 (d)(e)	90	96
12 month U.S. LIBOR + 1.710% 1.95% 8/1/35 (d)(e)	123	129
12 month U.S. LIBOR + 1.890% 2.166% 8/1/35 (d)(e)	88	93
6 month U.S. LIBOR + 1.510% 1.691% 2/1/33 (d)(e)	9	9
6 month U.S. LIBOR + 1.530% 1.7% 12/1/34 (d)(e)	21	22
6 month U.S. LIBOR + 1.530% 1.737% 3/1/35 (d)(e)	24	25
6 month U.S. LIBOR + 1.550% 1.675% 9/1/33 (d)(e)	161	168
6 month U.S. LIBOR + 1.550% 1.687% 10/1/33 (d)(e)	8	8
6 month U.S. LIBOR + 1.560% 1.71% 7/1/35 (d)(e)	14	15
U.S. TREASURY 1 YEAR INDEX + 2.180% 2.286% 7/1/36 (d)(e)	49	51
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.41% 10/1/33 (d)(e)	22	23
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.531% 7/1/34 (d)(e)	292	307
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.585% 9/1/34 (d)(e)	221	233
3% 2/1/33 to 3/1/33	2,779	2,921
8.5% 12/1/27	19	21
9.5% 9/1/30	9	10
TOTAL FANNIE MAE		4,470
Freddie Mac - 0.3%
12 month U.S. LIBOR + 1.600% 1.85% 7/1/35 (d)(e)	46	48
12 month U.S. LIBOR + 1.860% 2.11% 8/1/34 (d)(e)	76	80
12 month U.S. LIBOR + 1.860% 2.114% 4/1/36 (d)(e)	54	58
12 month U.S. LIBOR + 1.960% 2.211% 6/1/33 (d)(e)	271	286
12 month U.S. LIBOR + 2.030% 2.299% 3/1/33 (d)(e)	2	2
6 month U.S. LIBOR + 1.580% 1.83% 12/1/35 (d)(e)	5	5
6 month U.S. LIBOR + 1.880% 2.039% 10/1/36 (d)(e)	173	182
6 month U.S. LIBOR + 1.990% 2.205% 10/1/35 (d)(e)	71	75
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.158% 6/1/33 (d)(e)	133	139
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.338% 12/1/35 (d)(e)	620	657
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.389% 6/1/33 (d)(e)	230	241
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.514% 3/1/35 (d)(e)	473	499
3% 2/1/34 to 4/1/34	7,670	8,053
TOTAL FREDDIE MAC		10,325
Ginnie Mae - 100.6%
3% 5/15/27 to 6/20/51	549,909	575,410
3.7% 10/15/42	4,963	5,367
4% 5/15/44	1,207	1,324
4.5% 7/15/33 to 10/20/41	76,238	84,904
4.75% 7/15/40	500	561
4.875% 9/15/39 to 12/15/39	4,157	4,681
5.09% 4/15/36 to 11/15/36	3,674	4,123
5.15% 2/15/36 to 4/15/36	284	320
5.2% 7/15/36	56	63
5.25% 4/15/36 to 4/15/37	347	390
5.39% 5/15/36	79	90
5.45% 2/15/37	455	518
5.5% 7/20/24 to 2/20/42	5,203	5,895
5.6% 11/15/36	202	230
5.65% 4/15/37	38	41
5.85% 1/15/37	57	66
6.45% 1/15/32 to 8/15/32	131	149
6.5% 7/15/23 to 1/15/39	4,197	4,807
7% to 7% 4/15/22 to 9/20/34	8,612	9,781
7.25% 9/15/27	27	30
7.5% to 7.5% 2/15/22 to 9/20/32	3,197	3,616
8% 1/15/22 to 9/15/31	803	902
8.5% 8/15/22 to 2/15/31	122	143
9% 12/15/21 to 5/15/30	5	6
2% 11/1/51 (f)	59,900	60,657
2% 11/1/51 (f)	149,800	151,692
2% 11/1/51 (f)	150,250	152,148
2% 11/1/51 (f)	75,300	76,251
2% 11/1/51 (f)	104,400	105,719
2% 11/1/51 (f)	65,250	66,074
2% 11/1/51 (f)	74,250	75,188
2% 11/1/51 (f)	30,800	31,189
2% 12/1/51 (f)	134,150	135,546
2% 12/1/51 (f)	141,950	143,427
2.25% 5/20/50	2,662	2,713
2.375% 5/20/50	1,727	1,766
2.5% 3/15/28 to 7/20/51	138,723	142,946
2.5% 11/1/51 (f)	166,450	171,115
2.5% 11/1/51 (f)	78,300	80,495
2.5% 11/1/51 (f)	89,100	91,597
2.5% 11/1/51 (f)	79,850	82,088
2.5% 11/1/51 (f)	70,775	72,759
2.5% 11/1/51 (f)	63,150	64,920
2.5% 11/1/51 (f)	109,350	112,415
2.625% 5/20/50	5,298	5,463
2.75% 5/20/50	2,044	2,113
3% 11/1/51 (f)	75,000	77,870
3% 11/1/51 (f)	22,900	23,776
3% 11/1/51 (f)	24,700	25,645
3.25% 2/20/41 to 7/20/46	1,708	1,797
3.375% 5/20/50	811	857
3.5% to 3.5% 9/15/26 to 11/20/50 (b)(g)(h)	463,686	495,930
3.5% 11/1/51 (f)	6,800	7,112
3.5% 11/1/51 (f)	6,750	7,060
3.5% 11/1/51 (f)	6,750	7,060
3.5% 11/1/51 (f)	5,900	6,171
3.5% 11/1/51 (f)	3,550	3,713
3.5% 11/1/51 (f)	3,500	3,661
3.5% 11/1/51 (f)	3,200	3,347
3.5% 11/1/51 (f)	4,300	4,497
3.5% 11/1/51 (f)	3,200	3,347
3.5% 11/1/51 (f)	2,150	2,249
3.5% 11/1/51 (f)	15,850	16,577
3.5% 11/1/51 (f)	3,200	3,347
3.5% 11/1/51 (f)	4,300	4,497
3.5% 11/1/51 (f)	5,900	6,171
3.5% 11/1/51 (f)	20,300	21,231
3.74% 7/20/42 to 8/20/42	592	639
3.75% 10/20/41 to 7/20/47	21,017	22,574
4% 2/20/33 to 1/20/50	263,208	285,658
4.25% 1/20/46	474	515
5% 6/20/29 to 7/20/48	60,596	67,566
5.35% 4/20/29 to 12/20/30	5,560	6,052
5.75% 9/20/39 to 9/20/40	8,801	10,054
6% to 6% 12/15/23 to 3/15/39	7,902	8,961
7.395% 6/20/25 to 2/20/27	169	185
TOTAL GINNIE MAE		3,659,817
Uniform Mortgage Backed Securities - 4.7%
1.5% 11/1/51 (f)	2,450	2,372
1.5% 11/1/51 (f)	1,600	1,549
1.5% 11/1/51 (f)	1,300	1,258
1.5% 11/1/51 (f)	1,500	1,452
1.5% 11/1/51 (f)	1,500	1,452
1.5% 11/1/51 (f)	2,950	2,856
3% 11/1/51 (f)	75,000	78,247
3.5% 11/1/51 (f)	36,150	38,195
3.5% 11/1/51 (f)	38,850	41,047
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		168,428
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,799,415)		3,843,040

Collateralized Mortgage Obligations - 15.7%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 15.7%
Fannie Mae:
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	308	322
Series 2016-3 Class IP, 4% 2/25/46 (i)	23,128	3,280
Series 2016-78 Class IO, 3.5% 11/25/46 (i)	5,638	840
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 6.1108% 10/25/47 (d)(i)(j)	18,973	3,500
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (d)(i)	133	26
Series 339 Class 5, 5.5% 7/25/33 (i)	169	30
Series 343 Class 16, 5.5% 5/25/34 (i)	145	24
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	377	429
Series 40 Class K, 6.5% 8/17/24	34	35
sequential payer Series 2204 Class N, 7.5% 12/20/29	655	737
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 6.1098% 8/15/47 (d)(i)(j)	9,175	1,401
Ginnie Mae Series 2011-93 Class SA, 6.660% - 1 month U.S. LIBOR 6.5744% 7/20/41 (d)(i)(j)	9,491	2,096
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.6041% 6/16/37 (d)(i)(j)	841	175
Series 2008-51 Class FE, 1 month U.S. LIBOR + 0.750% 0.8359% 6/16/38 (d)(e)	195	199
Series 2008-57 Class AF, 1 month U.S. LIBOR + 0.580% 0.6656% 7/20/38 (d)(e)	547	556
Series 2010-130 Class KF, 1 month U.S. LIBOR + 0.650% 0.7359% 10/16/40 (d)(e)	1,095	1,111
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.6351% 3/20/60 (d)(e)(k)	11,694	11,734
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4151% 7/20/60 (d)(e)(k)	8,607	8,600
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.3833% 9/20/60 (d)(e)(k)	9,873	9,859
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.3833% 8/20/60 (d)(e)(k)	9,298	9,285
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.4633% 12/20/60 (d)(e)(k)	3,526	3,528
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.5833% 12/20/60 (d)(e)(k)	4,304	4,316
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.5833% 2/20/61 (d)(e)(k)	1,099	1,102
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.5733% 2/20/61 (d)(e)(k)	6,905	6,919
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.5833% 4/20/61 (d)(e)(k)	3,461	3,471
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.5833% 5/20/61 (d)(e)(k)	5,416	5,430
Class FC, 1 month U.S. LIBOR + 0.500% 0.5833% 5/20/61 (d)(e)(k)	4,127	4,139
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6133% 6/20/61 (d)(e)(k)	5,150	5,167
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.6833% 10/20/61 (d)(e)(k)	5,771	5,798
Series 2012-48 Class FA, 1 month U.S. LIBOR + 0.350% 0.4359% 4/16/42 (d)(e)	389	392
Series 2012-76 Class GF 1 month U.S. LIBOR + 0.300% 0.3859% 6/16/42 (d)(e)	456	457
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.7833% 11/20/61 (d)(e)(k)	5,712	5,750
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.7833% 1/20/62 (d)(e)(k)	3,717	3,741
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7133% 1/20/62 (d)(e)(k)	5,387	5,415
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7133% 3/20/62 (d)(e)(k)	3,270	3,287
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7333% 5/20/61 (d)(e)(k)	37	37
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.3633% 5/20/63 (d)(e)(k)	67	67
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.2833% 4/20/63 (d)(e)(k)	51	51
Series 2016-12 Class FA, 1 month U.S. LIBOR + 0.350% 0.4356% 1/20/46 (d)(e)	1,129	1,132
Series 2019-143 Class CF, 1 month U.S. LIBOR + 0.450% 0.5356% 11/20/49 (d)(e)	37,272	37,588
Series 2019-42 Class FK, 1 month U.S. LIBOR + 0.450% 0.5356% 4/20/49 (d)(e)	7,382	7,447
Series 2019-45 Class KF, 1 month U.S. LIBOR + 0.500% 0.5856% 4/20/49 (d)(e)	27,191	27,488
floater planned amortization class:
Series 2020-18 Class GF, 1 month U.S. LIBOR + 0.450% 0.5356% 2/20/50 (d)(e)	16,055	16,192
Series 2020-76 Class KF, 1 month U.S. LIBOR + 0.400% 0.4856% 5/20/50 (d)(e)	39,443	39,653
planned amortization class:
Series 2003-74 Class PZ, 5.5% 8/20/33	3,711	4,151
Series 2004-19 Class DP, 5.5% 3/20/34	5	5
Series 2005-24 Class TC, 5.5% 3/20/35	2,505	2,778
Series 2005-57 Class PB, 5.5% 7/20/35	3,761	4,254
Series 2006-50 Class JC, 5% 6/20/36	965	1,020
Series 2010-117 Class E, 3% 10/20/39	642	643
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.8287% 12/20/40 (d)(j)	2,995	3,422
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	366	25
Series 2015-24 Class PI, 3.5% 2/20/45 (i)	11,508	1,665
Series 2016-69 Class WA, 3% 2/20/46	1,415	1,481
Series 2017-134 Class BA, 2.5% 11/20/46	648	672
Series 2017-139 Class K, 3% 8/20/47	23,040	23,890
Series 2017-153 Class GA, 3% 9/20/47	4,066	4,245
Series 2017-182 Class KA, 3% 10/20/47	3,351	3,496
Series 2018-13 Class Q, 3% 4/20/47	4,541	4,690
sequential payer:
Series 2003-75 Class ZA, 5.5% 9/20/33	1,101	1,240
Series 2004-24 Class ZM, 5% 4/20/34	2,346	2,505
Series 2004-46 Class BZ, 6% 6/20/34	1,398	1,551
Series 2004-86 Class G, 6% 10/20/34	6,273	7,412
Series 2005-26 Class ZA, 5.5% 1/20/35	10,363	11,570
Series 2005-47 Class ZY, 6% 6/20/35	7,395	8,401
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,166
Series 2005-82 Class JV, 5% 6/20/35	2,004	2,234
Series 2006-2 Class Z, 5.5% 1/20/36	4,651	5,258
Series 2010-160 Class DY, 4% 12/20/40	19,800	21,159
Series 2010-168 Class BG, 4% 4/20/40	8,677	9,222
Series 2010-170 Class B, 4% 12/20/40	3,178	3,396
Series 2011-21 Class SB, 9.500% - 1 month U.S. LIBOR 9.3282% 2/16/41 (d)(j)	7,219	8,249
Series 2011-29 Class BV, 5% 5/20/40	1,801	1,804
Series 2011-72 Class SE, 7.420% - 1 month U.S. LIBOR 7.2998% 5/16/41 (d)(j)	12,807	14,210
Series 2017-139 Class BA, 3% 9/20/47	7,057	7,411
Series 2018-H12 Class HA, 3.25% 8/20/68 (k)	18,507	19,256
Series 2004-32:
Class GS, 6.500% - 1 month U.S. LIBOR 6.4141% 5/16/34 (d)(i)(j)	267	48
Class SG, 6.500% - 1 month U.S. LIBOR 6.4144% 3/20/33 (d)(i)(j)	3,780	588
Series 2004-59 Class SC, 7.200% - 1 month U.S. LIBOR 7.1141% 8/16/34 (d)(i)(j)	1,564	327
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.1141% 8/17/34 (d)(i)(j)	474	102
Series 2005-13 Class SA, 6.800% - 1 month U.S. LIBOR 6.7144% 2/20/35 (d)(i)(j)	2,691	501
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,161
Series 2005-82 Class NS, 6.300% - 1 month U.S. LIBOR 6.2144% 7/20/34 (d)(i)(j)	2,731	526
Series 2006-13 Class DS, 11.100% - 1 month U.S. LIBOR 10.9716% 3/20/36 (d)(j)	2,631	3,279
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.6847% 6/16/37 (d)(j)	713	1,228
Series 2009-13 Class E, 4.5% 3/16/39	2,263	2,484
Series 2009-42 Class AY, 5% 6/16/37	1,572	1,738
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8641% 2/16/40 (d)(i)(j)	1,951	304
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4151% 5/20/60 (d)(e)(k)	5,468	5,463
Series 2011-52 Class HI, 7% 4/16/41 (i)	393	74
Series 2011-54 Class SA, 6.000% - 1 month U.S. LIBOR 5.9144% 4/20/41 (d)(i)(j)	4,384	804
Series 2012-103 Class IL, 3% 8/20/27 (i)	12,773	716
Series 2012-75 Class SA, 6.050% - 1 month U.S. LIBOR 5.9644% 6/20/42 (d)(i)(j)	8,555	1,745
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.6141% 6/16/42 (d)(i)(j)	1,385	273
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 8.5525% 4/20/39 (d)(j)	174	178
Series 2013-149 Class MA, 2.5% 5/20/40	18,834	19,234
Series 2013-182 Class IQ, 4.5% 12/16/43 (i)	3,922	626
Series 2013-39 Class GS, 9.500% - 1 month U.S. LIBOR 9.3287% 3/20/41 (d)(j)	17,379	19,976
Series 2014-133 Class IB, 5% 9/20/44 (i)	3,783	695
Series 2014-146 Class EI, 5% 10/20/44 (i)	7,195	1,314
Series 2014-154 Class IO, 5% 10/20/44 (i)	1,461	265
Series 2014-158 Class ID, 5% 10/20/44 (i)	6,298	1,215
Series 2014-178 Class IO, 5% 11/20/44 (i)	8,976	1,645
Series 2014-2 Class BA, 3% 1/20/44	4,715	4,924
Series 2014-21 Class HA, 3% 2/20/44	1,766	1,846
Series 2014-25 Class HC, 3% 2/20/44	3,031	3,144
Series 2014-5 Class A, 3% 1/20/44	2,672	2,775
Series 2015-117 Class KI, 5% 8/20/45 (i)	8,667	1,584
Series 2015-14 Class IO, 5% 10/20/44 (i)	9,899	1,822
Series 2015-79 Class IC, 5% 5/20/45 (i)	4,710	849
Series 2015-H21:
Class HZ, 4.3042% 6/20/63 (d)(k)	1,140	1,214
Class JZ, 4.2536% 6/20/65 (d)(k)	583	611
Series 2016-146 Class AL, 5.7925% 5/20/40 (d)	2,930	3,391
Series 2016-17 Class A, 3% 2/16/46	18,711	19,436
Series 2016-171 Class BI, 5% 10/20/44 (i)	8,775	1,629
Series 2017-186 Class HK, 3% 11/16/45	8,832	9,202
Series 2017-75 Class PT, 5.7252% 4/20/47 (d)	11,343	13,092
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.42% 8/20/66 (d)(e)(k)	15,942	15,799

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $570,183)		573,114

Commercial Mortgage Securities - 1.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac floater:
Series 2021-F110 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (d)(e)	17,900	17,925
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (d)(e)	9,399	9,412
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.28% 4/25/31 (d)(e)	18,100	18,129
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (d)(i)	331	0
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.9955% 9/16/42 (d)(i)	1,591	2
Series 2002-62 Class IO, 1.0816% 8/16/42 (d)(i)	1,528	3
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $50,577)		45,471

Money Market Funds - 34.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (l)	1,219,939,800	1,220,184
Fidelity Securities Lending Cash Central Fund 0.06% (l)(m)	15,005,118	15,007
TOTAL MONEY MARKET FUNDS (Cost $1,235,191)		1,235,191

TOTAL INVESTMENT IN SECURITIES - 157.2% (Cost $5,676,498)	5,717,751
NET OTHER ASSETS (LIABILITIES) - (57.2)%	(2,080,627)
NET ASSETS - 100.0%	3,637,124

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 11/1/51	(134,150)	(135,844)
2% 11/1/51	(74,250)	(75,188)
2% 11/1/51	(141,950)	(143,743)
3% 11/1/51	(62,000)	(64,372)
3.5% 11/1/51	(61,950)	(64,792)
3.5% 11/1/51	(3,200)	(3,347)
3.5% 11/1/51	(4,300)	(4,497)
3.5% 11/1/51	(5,900)	(6,171)
3.5% 11/1/51	(20,300)	(21,231)

TOTAL GINNIE MAE		(519,185)

Uniform Mortgage Backed Securities
3% 11/1/51	(75,000)	(78,247)
3.5% 11/1/51	(75,000)	(79,242)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(157,489)

TOTAL TBA SALE COMMITMENTS (Proceeds $676,111)		(676,674)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	513	Dec 2021	62,458	(518)	(518)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	776	Dec 2021	101,426	2,286	2,286
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,341	Dec 2021	294,014	1,292	1,292
CBOT Long Term U.S. Treasury Bond Contracts (United States)	48	Dec 2021	7,721	(50)	(50)

TOTAL SOLD					3,528

TOTAL FUTURES CONTRACTS					3,010
The notional amount of futures purchased as a percentage of Net Assets is 1.7%
The notional amount of futures sold as a percentage of Net Assets is 11.1%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
1.25%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2026	41,741	(671)	0	(671)
1.75%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2031	22,073	(489)	0	(489)
2%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2051	4,249	(78)	0	(78)
TOTAL INTEREST RATE SWAPS							(1,238)	0	(1,238)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $765,000.

(c)	Security or a portion of the security is on loan at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,219,000.
(h)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,635,000.
(i)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(j)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	800,226	698,065	278,107	140	-	-	1,220,184	2.0%
Fidelity Securities Lending Cash Central Fund 0.06%	-	43,931	28,924	1	-	-	15,007	0.0%
Total	800,226	741,996	307,031	141	-	-	1,235,191

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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